Acquisitions and Divestiture of a Subsidiary - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 10, 2020 USD ($)	Sep. 30, 2021 USD ($) Business	Sep. 30, 2020 USD ($) Business
Acquisitions and Divestiture of a Subsidiary [Line Items]
Business acquisition		$ 101,864	$ 280,808
Number of businesses acquired | Business		3	3
Signed agreement for the divestiture of Open Market	$ 300,000
Business divestiture pre-tax gain		$ 226,410
Disposal Group, Including Discontinued Operation, Net assets		9,194
Disposal Group, Including Discontinued Operation, Goodwill		$ 61,396